Segment Reporting - Reconciliation of Financial Measures of Segments to Consolidated Totals (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenues from external customers	$ 321,629	$ 290,912	$ 267,908
Net investment income (loss)	838	1,199	798
Total revenues	322,467	292,111	268,706
Adjusted operating income (loss)	18,037	17,227	15,956
Depreciation and amortization	4,224	4,486	4,441
Operating Segments | Health Care Benefits
Segment Reporting Information [Line Items]
Revenues from external customers	90,798	81,457	74,871
Net investment income (loss)	476	586	483
Total revenues	91,350	82,119	75,409
Adjusted operating income (loss)	6,338	5,110	6,135
Depreciation and amortization	1,579	1,811	1,832
Operating Segments | Health Services
Segment Reporting Information [Line Items]
Revenues from external customers	157,968	143,912	131,936
Net investment income (loss)	0	0	0
Total revenues	169,576	153,892	141,354
Adjusted operating income (loss)	6,781	6,492	5,128
Depreciation and amortization	519	505	532
Copayments	12,600	11,600	10,900
Operating Segments | Pharmacy & Consumer Wellness
Segment Reporting Information [Line Items]
Revenues from external customers	72,739	65,418	60,990
Net investment income (loss)	(44)	17	0
Total revenues	108,596	101,620	93,579
Adjusted operating income (loss)	6,531	7,260	6,012
Depreciation and amortization	1,889	1,955	1,881
Intersegment Eliminations
Segment Reporting Information [Line Items]
Intersegment revenues	(47,585)	(46,241)	(42,062)
Net investment income (loss)	0	0	0
Total revenues	(47,585)	(46,241)	(42,062)
Adjusted operating income (loss)	0	0	0
Depreciation and amortization	0	0	0
Intersegment Eliminations | Health Care Benefits
Segment Reporting Information [Line Items]
Intersegment revenues	76	76	55
Intersegment Eliminations | Health Services
Segment Reporting Information [Line Items]
Intersegment revenues	11,608	9,980	9,418
Intersegment Eliminations | Pharmacy & Consumer Wellness
Segment Reporting Information [Line Items]
Intersegment revenues	35,901	36,185	32,589
Corporate/ Other
Segment Reporting Information [Line Items]
Revenues from external customers	124	125	111
Net investment income (loss)	406	596	315
Total revenues	530	721	426
Adjusted operating income (loss)	(1,613)	(1,635)	(1,319)
Depreciation and amortization	$ 237	$ 215	$ 196